United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeff Malbasa
Title: 	Director of Operations
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeff Malbasa	Cleveland, Ohio	May 2, 2007

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$109,142,546


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared  None

Exxon Mobil Corp.	Com	30231G102	13,396	177548	Sole		177548
ConocoPhillips	Com	20825C104	5,202	76103	Sole		76103
Goldman Sachs Group, Inc.	Com	38141G104	4,716	22823	Sole		22823
General Elec Company	Com	369604103	4,018	113620	Sole		113620
Eaton Corporation	Com	278058102	3,541	42376	Sole		42376
Danaher Corp Del	Com	235851102	3,469	48555	Sole		48555
Schering Plough Corporation	Com	806605101	3,245	127190	Sole		127190
RPM International Incorporated	Com	749685103	3,167	137104	Sole		137104
Sherwin Williams Company	Com	824348106	3,132	47423	Sole		47423
Procter & Gamble Co	Com	742718109	3,131	49566	Sole		49566
Parker-Hannifin	Com	701094104	3,019	34980	Sole		34980
Johnson & Johnson	Com	478160104	2,889	47936	Sole		47936
L-3 Communications Hldgs Inc.	Com	502424104	2,744	31371	Sole		31371
Bank Of America Corporation	Com	060505104	2,741	53721	Sole		53721
Citigroup Incorporated	Com	172967101	2,721	53001	Sole		53001
Harley Davidson Inc.	Com	412822108	2,685	45694	Sole		45694
Lowes Companies Inc.	Com	548661107	2,670	84784	Sole		84784
Oracle Corporation	Com	68389X105	2,643	145758	Sole		145758
Becton Dickinson & Company	Com	075887109	2,620	34071	Sole		34071
Allied Capital Corp	Com	01903Q108	2,608	90520	Sole		90520
Novartis A G ADR	Com	66987V109	2,530	46320	Sole		46320
Cisco Systems Inc.	Com	17275R102	2,421	94818	Sole		94818
Allstate Corporation	Com	020002101	2,324	38696	Sole		38696
Valero Energy Corp.	Com	91913Y100	2,269	35187	Sole		35187
National City Corp	Com	635405103	2,247	60320	Sole		60320
Amgen Incorporated	Com	031162100	2,224	39796	Sole		39796
Microsoft Corporation	Com	594918104	2,203	79050	Sole		79050
Harrahs Entertainment Inc.	Com	413619107	2,169	25680	Sole		25680
BP PLC ADR	Com	055622104	2,053	31706	Sole		31706
Chevrontexaco Corporation	Com	166764100	1,931	26112	Sole		26112
Progressive Corp Ohio	Com	743315103	1,844	84523	Sole		84523
EMC Corp Mass	Com	268648102	1,632	117864	Sole		117864
Applied Materials Inc.	Com	038222105	1,551	84651	Sole		84651
Intel Corporation	Com	458140100	1,506	78743	Sole		78743
Alcoa Incorporated	Com	013817101	1,481	43677	Sole		43677
IBM	Com	459200101	528	5597	Sole		5597
America Movil S A	Com	02364W105	478	10000	Sole		10000
Lincoln Elec Hldgs Inc.	Com	533900106	462	7750	Sole		7750
Sky Financial Group Inc.	Com	83080P103	398	14817	Sole		14817
Verizon Communications	Com	92343V104	375	9894	Sole		9894
Altria Group Inc.	Com	02209S103	343	3905	Sole		3905
AT&T Corporation	Com	00206R102	309	7835	Sole		7835
Merck & Co. Inc.	Com	589331107	278	6302	Sole		6302
Cap Gemini SA	Com	F13587120	266	3500	Sole		3500
PetroHawk Energy Corp.	Com	716495106	261	19800	Sole		19800
Pepsico Incorporated	Com	713448108	253	3974	Sole		3974
Mc Graw Hill Inc.	Com	580645109	235	3732	Sole		3732
Dominion Res Inc.	Com	25746U109	219	2468	Sole		2468